FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING EXPENSES
Research and development expenses	$ (3,391,012)	$ (4,130,533)	$ (744,322)
Total operating expenses	(174,527,577)	(51,085,911)	(36,471,407)
Income (loss) from operations	(200,631,180)	(88,517,894)	50,752,147
Interest income	149,752	990,117	1,846,956
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(70,943,484)	(111,928,941)	33,323,952
Other comprehensive income:
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	(66,795,294)	(109,722,759)	45,491,207
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(2,979,454)	(3,528,728)	(2,355,174)
Research and development expenses	(76,646)	(175,242)	(75,508)
Total operating expenses	(3,056,100)	(3,703,970)	(2,430,682)
Income (loss) from operations	(3,056,100)	(3,703,970)	(2,430,682)
Interest income	3,130	3,074	24,852
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(3,052,970)	(3,700,896)	(2,405,830)
Equity in earnings (losses) of subsidiaries	(67,890,514)	(108,228,045)	35,729,782
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(70,943,484)	(111,928,941)	33,323,952
Other comprehensive income:
Foreign currency translation adjustments	4,148,190	2,206,182	12,167,255
Total other comprehensive income	4,148,190	2,206,182	12,167,255
Comprehensive income (loss) attributable to Daqo New Energy Corp. shareholders	$ (66,795,294)	$ (109,722,759)	$ 45,491,207